Equity (Details) - Schedule of Share Capital - Ordinary Shares [Member] - shares shares in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Share Capital [Abstract]
Number of shares, Authorized	200,000	200,000
Number of shares, Issued and paid	25,525	24,661